CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (UNAUDITED) - USD ($)	Total	Series A, Preferred Stock	Common Stock	Additional Paid-In Capital	Noncontrolling Interest	Common Stock To Be Issued	Accumulated Deficit	Series B, Preferred Stock	Series B Preferreds Stock [Member]	Retained Earnings (Accumulated Deficit)	Series A Preferred Stocks [Member]
Balance, shares at Jun. 30, 2020		3,113,637	69,584,149
Balance, amount at Jun. 30, 2020	$ (31,224)	$ 31	$ 696	$ 379,971	$ 0	$ 372,397	$ (784,319)
Sale of common stock,share			16,308,334
Sale of common stock, amount	1,648,000	0	$ 163	1,599,837	0	48,000	0
Conversion of convertible notes and accrued interest,share			25,168,183
Conversion of convertible notes and accrued interest,amount	184,156	0	$ 252	183,904	0	0	0
Conversion of convertible notes and accrued interest	3,090	$ 0	$ 0	0	0	3,090	0
Conversion of Series A Preferred to Common Stock, shares		(44,367)	44,366,919
Conversion of Series A Preferred to Common Stock, amount	0	$ 0	$ 444	(444)	0	0	0
Cancellation of Series A Preferred shares issued in AAT merger, shares		(2,240,000)
Cancellation of Series A Preferred shares issued in AAT merger, amount		$ (22)	0	22	0	0	0
Cancellation of Series A Preferred shares issued for compensation in prior year, shares		(41,000)
Cancellation of Series A Preferred shares issued for compensation in prior year, amount		$ (1)	$ 0	1	0	0	0
Stock issued for services,share			24,540,909
Stock issued for services,amount	1,275,703	0	$ 245	1,275,458	0	0	0
Issuance of warrants with convertible notes	117,893	0	0	117,893	0	0	0
Issuance of warrants for advisory board services	38,332	0	0	38,332	0	0	0
Fair value of beneficial conversion feature associated with convertible debt	171,957	0	$ 0	171,957	0	0	0
Shares reclassed from common stock to be issued,share			112,847,466
Shares reclassed from common stock to be issued,amount	1	0	$ 1,128	371,270	0	(372,397)	0
Issuance of Series B Preferred Stock in connection with CEO's Employment Agreement, shares								1,000,000
Issuance of Series B Preferred Stock in connection with CEO's Employment Agreement, amount	3,090	0	0	(10)	0	0	0	$ 10
Net Loss	(2,702,602)	$ 0	$ 0	0	(216,686)	0	(2,485,916)
Exercise of warrants, amount	0
Balance, shares at Jun. 30, 2021		788,270	292,815,960					1,000,000	1,000,000		788,270
Balance, amounts at Jun. 30, 2021	705,306	$ 8	$ 2,928	4,138,191	(216,686)	51,090	(3,270,235)	$ 10	$ 10	$ (3,270,235)	$ 8
Sale of common stock,share			7,500,000
Sale of common stock, amount	1,668,500		$ 75	499,925		1,168,500
Issuance of common stock committed in prior period, shares			400,000
Issuance of common stock committed in prior period, amount			$ 4	47,996		(48,000)
Conversion of Series A Preferred to Common Stock, shares			4,000,000								(4,000)
Conversion of Series A Preferred to Common Stock, amount			$ 40	(40)
Shares issued as equity kicker, shares			250,000
Shares issued as equity kicker, amount	43,753		$ 3	43,750
Exercise of warrants, shares			4,185,000
Exercise of warrants, amount	128,550		$ 41	125,509		3,000
Stock issued for services,share			2,825,000
Stock issued for services,amount	541,100		$ 27	449,173		91,900
Conversion of convertible notes and accrued interest, shares			10,598,544
Conversion of convertible notes and accrued interest, amount	173,070		$ 106	176,054		(3,090)
Fair value of beneficial conversion feature associated with convertible debt	250,000			250,000
Stock option compensation	1,060,324			1,060,324
Net Loss	(4,447,915)				(1,177,816)					(3,270,099)
Balance, shares at Sep. 30, 2021			322,574,504						1,000,000		784,270
Balance, amounts at Sep. 30, 2021	122,688		$ 3,221	6,790,885	(1,394,502)	1,263,400			$ 10	(6,540,334)	$ 8
Balance, shares at Jun. 30, 2021		788,270	292,815,960					1,000,000	1,000,000		788,270
Balance, amount at Jun. 30, 2021	705,306	$ 8	$ 2,928	4,138,191	(216,686)	51,090	(3,270,235)	$ 10	$ 10	(3,270,235)	$ 8
Net Loss	(9,974,398)
Exercise of warrants, amount	128,550
Balance, shares at Dec. 31, 2021			358,202,770						1,000,000		781,132
Balance, amounts at Dec. 31, 2021	1,342,031		$ 3,577	14,451,855	(3,431,555)	347,900			$ 10	(10,029,764)	$ 8
Balance, shares at Jun. 30, 2021		788,270	292,815,960					1,000,000	1,000,000		788,270
Balance, amount at Jun. 30, 2021	705,306	$ 8	$ 2,928	4,138,191	(216,686)	51,090	(3,270,235)	$ 10	$ 10	(3,270,235)	$ 8
Sale of common stock,share			15,700,000
Sale of common stock, amount	2,078,500	0	$ 157	909,843	0	1,168,500	0
Conversion of convertible notes and accrued interest,share			14,828,244
Conversion of convertible notes and accrued interest,amount	426,819	$ 0	$ 148	429,761	0	(3,090)	0
Conversion of Series A Preferred to Common Stock, shares		(7,138)	7,138,000
Conversion of Series A Preferred to Common Stock, amount	0	$ 0	$ 71	(71)	0	0	0
Shares issued as equity kicker, shares			250,000
Shares issued as equity kicker, amount	43,753	0	$ 3	43,750	0	0	0
Stock issued for services,share			4,685,615
Stock issued for services,amount	761,954	0	$ 43	670,011	0	91,900	0
Fair value of beneficial conversion feature associated with convertible debt	2,615,419	0	0	2,615,419	0	0	0
Net Loss	(15,882,195)	0	$ 0	0	(2,580,925)	0	(13,301,270)
Issuance of common stock, shares			23,666,666
Issuance of common stock, amount	$ 0	0	$ 240	1,256,211	0	(1,256,450)	0
Exercise of warrants, shares	4,308,600		4,308,600
Exercise of warrants, amount	$ 128,550	0	$ 42	128,508	0	0	0
Inducement of conversion - interest expense, shares			845,936
Inducement of conversion - interest expense, amount	134,927	0	$ 8	134,918
Stock option compensation	3,248,181	0	0	3,248,181	0	0	0
Fair value of warrants associated with convertible debt	2,777,081	$ 0	$ 0	2,777,081	0	0	0
Balance, shares at Jun. 30, 2022		781,132	364,239,001					1,000,000	1,000,000		781,132
Balance, amounts at Jun. 30, 2022	(2,961,705)	$ 8	$ 3,637	16,351,806	(2,797,611)	51,950	(16,571,505)	$ 10	$ 10	(16,571,505)	$ 8
Balance, shares at Sep. 30, 2021			322,574,504						1,000,000		784,270
Balance, amount at Sep. 30, 2021	122,688		$ 3,221	6,790,885	(1,394,502)	1,263,400			$ 10	(6,540,334)	$ 8
Sale of common stock,share			8,200,000
Sale of common stock, amount	410,000		$ 82	409,918
Issuance of common stock committed in prior period, shares			23,266,666
Issuance of common stock committed in prior period, amount			$ 233	1,162,267		(1,162,500)
Conversion of convertible notes and accrued interest	250,000					250,000
Conversion of Series A Preferred to Common Stock, shares			3,138,000								(3,138)
Conversion of Series A Preferred to Common Stock, amount			$ 31	(31)
Exercise of warrants, shares			123,600
Exercise of warrants, amount			$ 1	2,999		(3,000)
Stock issued for services,share			900,000
Stock issued for services,amount	116,104		$ 9	116,095
Fair value of beneficial conversion feature associated with convertible debt	2,365,419			2,365,419
Stock option compensation	827,221			827,221
Net Loss	(5,526,486)				(2,037,053)					(3,489,430)
Fair value of warrants associated with convertible debt	2,777,081			2,777,081
Balance, shares at Dec. 31, 2021			358,202,770						1,000,000		781,132
Balance, amounts at Dec. 31, 2021	1,342,031		$ 3,577	14,451,855	(3,431,555)	347,900			$ 10	(10,029,764)	$ 8
Balance, shares at Jun. 30, 2022		781,132	364,239,001					1,000,000	1,000,000		781,132
Balance, amount at Jun. 30, 2022	(2,961,705)	$ 8	$ 3,637	16,351,806	(2,797,611)	51,950	(16,571,505)	$ 10	$ 10	(16,571,505)	$ 8
Conversion of Series A Preferred to Common Stock, shares			1,000,000								(1,000)
Conversion of Series A Preferred to Common Stock, amount			$ 10	(10)
Stock issued for services,share			457,143
Stock issued for services,amount	48,000		$ 5	47,995
Stock option compensation	306,170			306,170
Net Loss	(4,817,521)				(7,425)					(4,810,096)
Fair value of warrants associated with convertible debt	1,918,393			1,918,393
Adjustment for rounding			$ 5	(5)
Balance, shares at Sep. 30, 2022			366,696,144						1,000,000		780,132
Balance, amounts at Sep. 30, 2022	(5,506,663)		$ 3,657	18,624,349	(2,805,036)	51,950			$ 10	(21,381,601)	$ 8
Balance, shares at Jun. 30, 2022		781,132	364,239,001					1,000,000	1,000,000		781,132
Balance, amount at Jun. 30, 2022	(2,961,705)	$ 8	$ 3,637	16,351,806	(2,797,611)	51,950	$ (16,571,505)	$ 10	$ 10	(16,571,505)	$ 8
Net Loss	(6,111,883)
Exercise of warrants, amount	0
Balance, shares at Dec. 31, 2022			376,933,144						1,000,000		769,895
Balance, amounts at Dec. 31, 2022	(5,901,570)		$ 3,769	19,523,605	(2,812,343)	51,950			$ 10	(22,668,656)	$ 8
Balance, shares at Sep. 30, 2022			366,696,144						1,000,000		780,132
Balance, amount at Sep. 30, 2022	(5,506,663)		$ 3,657	18,624,349	(2,805,036)	51,950			$ 10	(21,381,601)	$ 8
Conversion of Series A Preferred to Common Stock, shares			10,237,000								(10,237)
Conversion of Series A Preferred to Common Stock, amount			$ 102	(102)
Stock option compensation	209,747			209,747
Net Loss	(1,294,362)				(7,307)					(1,287,055)
Fair value of warrants associated with convertible debt	689,621			689,621
Balance, shares at Dec. 31, 2022			376,933,144						1,000,000		769,895
Balance, amounts at Dec. 31, 2022	$ (5,901,570)		$ 3,769	$ 19,523,605	$ (2,812,343)	$ 51,950			$ 10	$ (22,668,656)	$ 8